FINANCE LEASE RECEIVABLES, NET- Summary of Analysis of Aging Finance Lease Receivables Principal (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
FINANCE LEASE RECEIVABLES, NET
Finance lease receivables	¥ 249,587,443	$ 35,153,657	¥ 1,081,659,889
Current
FINANCE LEASE RECEIVABLES, NET
Finance lease receivables	225,327,296	31,736,687	1,018,749,298
130 days past due
FINANCE LEASE RECEIVABLES, NET
Finance lease receivables	13,111,970	1,846,782	38,193,025
3160 days past due
FINANCE LEASE RECEIVABLES, NET
Finance lease receivables	5,372,294	756,672	9,008,588
6190 days past due
FINANCE LEASE RECEIVABLES, NET
Finance lease receivables	1,926,137	271,291	4,917,323
91120 days past due
FINANCE LEASE RECEIVABLES, NET
Finance lease receivables	1,601,385	225,550	3,545,621
121150 days past due
FINANCE LEASE RECEIVABLES, NET
Finance lease receivables	1,400,452	197,250	2,951,294
151180 days past due
FINANCE LEASE RECEIVABLES, NET
Finance lease receivables	¥ 847,909	$ 119,425	¥ 4,294,740